UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5399

The New America High Income Fund, Inc.
(Exact name of registrant as specified in charter)

33 Broad Street, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

Ellen E. Terry, 33 Broad Street, Boston MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 263-6400

Date of fiscal year end:	12/31

Date of reporting period:	7/1/07 - 9/30/07

Item 1 - Schedule of Investments - September 30, 2007 (Unaudited) (Dollar Amounts in Thousands)

Principal		Moody’s	Value
Amount/Units		Rating	(Note 1)
CORPORATE DEBT SECURITIES - 126.56% (d)
Aerospace and Defense - 2.60%
1,625	GenCorp Inc., Senior Subordinated Notes, 9.50%, 08/15/13	B1	1,690
925	Hawker Beechcraft Acquisition Company LLC, Senior Notes, 8.50%, 04/01/15 (g)	B3	946
425	Hawker Beechcraft Acquisition Company LLC, Senior Subordinated Notes, 9.75%, 04/01/17 (g)	Caa1	435
1,675	L-3 Communications Corporation, Senior Subordinated Notes, 6.375%, 10/15/15	Ba3	1,650
600	Sequa Corporation, Senior Notes, 9%, 08/01/09	B2	624
825	TransDigm Inc., Senior Subordinated Notes, 7.75%, 07/15/14	B3	835
			6,180
Automobile - 3.41%
900	Accuride Corporation, Senior Subordinated Notes, 8.50%, 02/01/15	B3	860
625	Cooper Standard Automotive Inc., Senior Subordinated Notes, 8.375%, 12/15/14	Caa1	544
425	General Motors Corporation, Senior Notes, 7.125%, 07/15/13	Caa1	393
325	General Motors Corporation, Senior Notes, 7.20%, 01/15/11	Caa1	312
425	General Motors Corporation, Senior Notes, 7.70%, 04/15/16	Caa1	383
960	Goodyear Tire & Rubber Company, Senior Notes, 8.625%, 12/01/11 (g)	Ba3	1,006
1,100	Goodyear Tire & Rubber Company, Senior Notes, 9.135%, 12/01/09 (g)	Ba3	1,103
525	KAR Holdings, Inc., Senior Notes, 9.358%, 05/01/14 (g)	B3	501
1,225	KAR Holdings, Inc., Senior Subordinated Notes, 10%, 05/01/15 (g)	Caa1	1,154
1,075	Tenneco Inc., Senior Subordinated Notes, 8.625%, 11/15/14	B3	1,086
500	TRW Automotive Inc., Senior Notes, 7.25%, 03/15/17 (g)	Ba3	486
275	United Components, Inc., Senior Subordinated Notes, 9.375%, 06/15/13	Caa1	279
			8,107
Beverage, Food and Tobacco - 1.12%
1,025	Del Monte Corporation, Senior Subordinated Notes, 8.625%, 12/15/12	B2	1,046
1,050	Reynolds American, Inc., Senior Secured Notes, 7.25%, 06/01/13	Ba1	1,109
475	Reynolds American, Inc., Senior Secured Notes, 7.625%, 06/01/16	Ba1	506
			2,661
Broadcasting and Entertainment - 11.44%
1,650	Allbritton Communications Company, Senior Subordinated Notes, 7.75%, 12/15/12	B1	1,666
75	AMC Entertainment, Inc., Senior Subordinated Notes, 8%, 03/01/14	B2	71
600	AMC Entertainment, Inc., Senior Subordinated Notes, 11%, 02/01/16	B2	637
400	Barrington Broadcasting Group LLC, Senior Subordinated Notes, 10.50%, 08/15/14	B3	412
250	Bonten Media Group, Inc., Senior Subordinated Notes, 9%, 06/01/15 (g)	Caa1	224
425	Canadian Satellite Radio, Senior Notes, 12.75%, 02/15/14	(e)	436
900	CCH I, LLC, Senior Notes, 11%, 10/01/15	Caa2	911
1,800	CCH II, LLC, Senior Notes 10.25%, 09/15/10	Caa2	1,850
125	Cinemark, Inc., Senior Notes, 9.75%, 03/15/14 (b)	B3	118
1,275	Charter Communications, Senior Notes, 8%, 04/30/12 (g)	B3	1,269
2,350	Clear Channel Communications, Senior Notes, 6.25%, 03/15/11	Baa3	2,144
1,000	CSC Holdings, Inc., Senior Notes, 7.25%, 07/15/08	B2	1,001
1,303	DIRECTV Holdings LLC, Senior Notes, 8.375%, 03/15/13	Ba3	1,355
1,128	EchoStar DBS Corporation, Senior Notes, 6.625%, 10/01/14	Ba3	1,139
775	EchoStar DBS Corporation, Senior Notes, 7%, 10/01/13	Ba3	796
195	Insight Midwest, L.P., Senior Notes, 9.75%, 10/01/09	B2	195
500	Intelsat Subsidiary Holding Co., Ltd., Senior Notes, 8.25%, 01/15/13	B2	506
475	Kabel Deutschland GmbH, Senior Notes, 10.625%, 07/01/14	B2	506
1,900	Lamar Media Corporation, Senior Subordinated Notes, 6.625%, 08/15/15	Ba3	1,838

350	Local TV Finance, LLC, Senior Notes, 9.25%, 06/15/15 (g)	Caa1	329
275	Mediacom Broadband LLC, Senior Notes, 8.50%, 10/15/15	B3	275
625	Nexstar Broadcasting, Inc., Senior Subordinated Notes 7%, 01/15/14	B3	600
1,649	PanAmSat Corporation, Senior Notes, 9%, 08/15/14	B2	1,692
575	Quebecor World Capital Corporation, Senior Notes, 6.125%, 11/15/13	B3	492
500	Quebecor World, Inc., Senior Notes, 9.75%, 01/15/15 (g)	B3	480
250	Rainbow National Services LLC, Senior Notes, 8.75%, 09/01/12 (g)	B2	259
300	Rogers Cable Inc., Senior Secured Notes, 6.75%, 03/15/15	Baa3	307
300	Shaw Communications Inc., Senior Notes, 8.25%, 04/11/10	Ba1	311
1,795	Sinclair Broadcast Group, Inc., Senior Subordinated Notes, 8%, 03/15/12	Ba3	1,835
1,050	TL Acquisitions, Inc., Senior Subordinated Notes, 13.25%, 07/15/15 (b)(g)	Caa2	864
975	Univision Communications, Inc., Senior Notes, 9.75%, 03/15/15 (g)	B3	958
250	Videotron Ltee., Senior Notes, 6.375%, 12/15/15	Ba1	235
825	Videotron Ltee., Senior Notes, 6.875%, 01/15/14	Ba1	815
700	XM Satellite Radio, Inc., Senior Notes 9.75%, 05/01/14	Caa1	702
			27,228
Building and Real Estate - 2.90%
500	AMH Holdings, Inc., Senior Notes, 11.25%, 03/01/14 (b)	Caa2	315
625	B.F. Saul Real Estate Investment Trust, Senior Secured Notes, 7.50%, 03/01/14	Ba2	603
675	Builders FirstSource, Inc., Senior Secured Notes, 9.808%, 02/15/12	B2	653
500	FelCor Lodging Limited Partnership, Senior Notes, 8.50%, 06/01/11	Ba3	524
100	Host Marriott, L.P., Senior Notes, 6.375%, 03/15/15	Ba1	98
2,700	Host Marriott, L.P., Senior Notes, 6.75%, 06/01/16	Ba1	2,653
550	Host Marriott, L.P., Senior Notes, 7.125%, 11/01/13	Ba1	553
875	Texas Industries, Inc., Senior Notes, 7.25%, 07/15/13	Ba3	871
500	Ventas Realty, Limited Partnership, Senior Notes, 6.50%, 06/01/16	Ba1	492
150	Ventas Realty, Limited Partnership, Senior Notes, 6.75%, 04/01/17	Ba1	150
			6,912
Cargo Transport - 1.10%
950	American Railcar Industries, Inc., Senior Notes, 7.50%, 03/01/14	B1	952
825	Greenbrier Companies, Inc., Senior Notes, 8.375%, 05/15/15	B2	825
600	Swift Transportation Co., Inc., Senior Secured Notes, 12.50%, 05/15/17 (g)	Caa1	408
400	TFM, S.A. de C.V., Senior Notes, 9.375%, 05/01/12	B2	421
			2,606
Chemicals, Plastics and Rubber - 3.47%
550	Hercules Incorporated, Senior Subordinated Notes, 6.75%, 10/15/29	Ba3	542
900	Hexion Specialty Chemicals Inc., Senior Secured Notes, 9.75%, 11/15/14	B3	991
500	Hexion Specialty Chemicals Inc., Senior Secured Notes, 10.058% 11/15/14	B3	510
825	Huntsman International LLC, Senior Subordinated Notes, 7.875%, 11/15/14	B2	881
1,175	Ineos Group Holdings plc, Senior Secured Notes, 8.50%, 02/15/16 (g)	B3	1,122
1,225	INVISTA S.A.R.L., Senior Notes 9.25%, 05/01/12 (g)	Ba3	1,286
1,300	KI Holdings, Inc., Senior Notes, 9.875%, 11/15/14 (b) 9.875%	B3	1,111
500	Koppers Inc., Senior Secured Notes, 9.875%, 10/15/13	B2	526
975	Lyondell Chemical Company, Senior Notes, 8.25%, 09/15/16	B1	1,102
200	Nell AF S.a.r.l., Senior Secured Notes, 8.375%, 08/15/15 (g)	B2	182
			8,253
Containers, Packaging and Glass - 7.12%
825	AEP Industries, Inc., Senior Notes, 7.875%, 03/15/13	B1	798
1,225	Berry Plastics Holding Corporation, Senior Secured Notes, 8.875%, 09/15/14	B3	1,259
350	Berry Plastics Holding Corporation, Senior Secured Notes, 9.569%, 09/15/14	B3	349
525	Berry Plastics Holding Corporation, Senior Secured 10.25%, 03/01/16	Caa2	513

950	Boise Cascade, LLC, Senior Subordinated Notes, Notes, 7.125%, 10/15/14	B2	917
950	BWAY Corporation, Senior Subordinated Notes, 10%, 10/15/10	B3	969
550	Clondalkin Acquisition BV, Senior Notes, 7.694%, 12/15/13 (g)	Ba3	528
275	Domtar Inc., Senior Notes, 5.375%, 12/01/13	B2	251
1,100	Domtar Inc., Senior Notes, 7.125%, 08/15/15	B2	1,073
100	Domtar Inc., Senior Notes, 9.50%, 08/01/16	B2	105
775	Georgia-Pacific Corporation, Senior Notes, 7%, 01/15/15 (g)	Ba3	754
900	Georgia-Pacific Corporation, Senior Notes, 7.125%, 01/15/17 (g)	Ba3	873
525	Georgia-Pacific Corporation, Senior Notes, 7.70%, 06/15/15	B2	522
1,200	Georgia-Pacific Corporation, Senior Notes, 8.125%, 05/15/11	B2	1,215
325	Graham Packaging Company, L.P., Senior Notes, 8.50%, 10/15/12	Caa1	323
450	Graphic Packaging International Inc., Senior Notes, 8.50%, 08/15/11	B2	460
325	Graphic Packaging International Inc., Senior Subordinated, Notes, 9.50%, 08/15/13	B3	336
750	NewPage Corporation, Senior Secured Notes, 10%, 05/01/12	B2	799
475	NewPage Corporation, Senior Subordinated Notes, 12%, 05/01/13	B3	512
975	Owens-Brockway Glass Container, Inc., Senior Notes, 6.75%, 12/01/14	B3	965
575	Plastipak Holdings, Inc., Senior Notes, 8.50%, 12/15/15 (g)	B3	595
825	Smurfit-Stone Container Enterprises, Inc., Senior Notes, 8%, 03/15/17	B3	815
325	Stone Container Corporation, Senior Notes, 8.375%, 07/01/12	B3	326
400	Stone Container Finance Company of Canada II, Senior Notes, 7.375%, 07/15/14	B3	383
525	Verso Paper Holdings LLC, Senior Secured Notes, 9.106%, 08/01/14	B2	528
750	Verso Paper Holdings LLC, Senior Subordinated Notes, 11.375%, 08/01/16	B3	794
			16,962
Diversified/Conglomerate Manufacturing - 1.56%
725	Bombardier Inc., Senior Notes, 6.30%, 05/01/14 (g)	Ba2	709
500	Hawk Corporation, Senior Notes, 8.75%, 11/01/14	B3	505
2,175	RBS Global, Inc., Senior Notes, 9.50%, 08/01/14	B3	2,267
250	Trinity Systems, Inc., Senior Notes, 6.50%, 03/15/14	Ba1	242
			3,723
Diversified/Conglomerate Service - 3.28%
2,275	Education Management LLC, Senior Subordinated Notes, 10.25%, 06/01/16	Caa1	2,355
800	Hertz Corporation, Senior Notes, 8.875%, 01/01/14	B1	828
975	Hertz Corporation, Senior Notes, 10.50%, 01/01/16	B2	1,057
650	IKON Office Solutions, Inc., Senior Notes, 7.75%, 09/15/15	Ba3	653
910	Invensys plc, Senior Notes, 9.875%, 03/15/11 (g)	B2	969
1,100	Mobile Services Group, Inc. Senior Notes, 9.75%, 08/01/14 (g)	B3	1,099
875	Sunstate Equipment Co, LLC, Senior Secured Notes, 10.50%, 04/01/13 (g)	B3	849
			7,810
Ecological - 1.25%
950	Allied Waste North America, Inc., Senior Secured Notes, 7.875%, 04/15/13	B1	981
1,375	Casella Waste Systems, Inc., Senior Subordinated Notes, 9.75%, 02/01/13	B3	1,406
575	WCA Waste Corporation, Senior Notes, 9.25%, 06/15/14	B3	591
			2,978
Electronics - 8.44%
800	Avago Technologies Finance Pte. Ltd., Senior Notes, 10.125%, 12/01/13	B2	862
825	Celestica Inc., Senior Subordinated Notes, 7.875%, 07/01/11	B3	796
675	Dycom Investments, Inc., Senior Subordinated Notes, 8.125%, 10/15/15	Ba3	682
1,350	Freescale Semiconductor, Inc., Senior Notes, 8.875%, 12/15/14	B1	1,304
825	Freescale Semiconductor, Inc., Senior Notes, 9.569%, 12/15/14	B1	780

775	Freescale Semiconductor, Inc., Senior Subordinated Notes, 10.125%, 12/15/16	B2	721
475	General Cable Corporation, Senior Notes, 7.125%, 04/01/17	B1	466
375	General Cable Corporation, Senior Notes, 7.735%, 04/01/15	B1	362
800	General Cable Corporation, Senior Notes, 1%, 10/15/12 (g)	B1	837
825	iPayment Inc., Senior Subordinated Notes, 9.75%, 05/15/14	Caa1	790
736	iPayment Inc., Senior Subordinated Notes, 12.75%, 07/15/14 (g)(i)	(e)	751
725	Lucent Technologies, Inc., Senior Notes 6.45%, 03/15/29	Ba2	605
1,275	Lucent Technologies, Inc., Senior Notes 6.50%, 01/15/28	Ba2	1,071
1,450	Nortel Networks Limited, Senior Notes, 9.61%, 07/15/11 (g)	B3	1,454
975	NXP B.V., Senior Secured Notes, 8.11%, 10/15/13	Ba3	907
400	NXP B.V., Senior Secured Notes, 9.50%, 10/15/15	B3	374
650	Sanmina-SCI Corporation, Senior Notes, 8.444%, 06/15/10 (g)	Ba3	647
350	Serena Software, Inc., Senior Subordinated Notes, 10.375%, 03/15/16	Caa1	360
650	Spansion Technology, Inc., Senior Notes, 11.25%, 01/15/16 (g)	Caa1	640
300	SS&C Technologies, Inc., Senior Subordinated Notes, 11.75%, 12/01/13	Caa1	318
350	STATS ChipPAC Ltd., Senior Notes, 6.75%, 11/15/11	Ba1	347
325	STATS ChipPAC Ltd., Senior Notes, 7.50%, 07/19/10	Ba1	335
1,750	Sungard Data Systems Inc., Senior Notes, 9.125%, 08/15/13	Caa1	1,829
825	Superior Essex Communications LLC, Senior Notes, 9%, 04/15/12	B3	815
325	Unisys Corporation, Senior Notes, 6.875%, 03/15/10	B2	315
425	Unisys Corporation, Senior Notes, 7.875%, 04/01/08	B2	425
250	Unisys Corporation, Senior Notes, 8%, 10/15/12	B2	238
1,025	Travelport LLC, Senior Subordintaed Notes, 11.875%, 09/01/16	Caa1	1,074
			20,105
Finance - 3.93%
1,350	Ford Motor Company, Senior Notes, 7.45%, 07/16/31	Caa1	1,073
3,575	Ford Motor Credit Company, Senior Notes, 9.81% 04/15/12	B1	3,692
1,015	Global Cash Access LLC, Senior Subordinated Notes, 8.75%, 03/15/12	B3	1,051
750	GMAC LLC, Senior Notes, 6.875%, 08/28/12	Ba1	702
550	GMAC LLC, Senior Notes, 6.875%, 09/15/11	Ba1	524
675	GMAC LLC, Senior Notes, 7.25%, 03/02/11	Ba1	653
1,800	GMAC LLC, Senior Notes, 7.821%, 12/01/14	Ba1	1,656
			9,351
Furnishings, Housewares, Durable Consumer Products - .47%
775	Sealy Mattress Company, Senior Subordinated Notes, 8.25%, 06/15/14	B2	771
200	Simmons Company, Senior Notes, 10%, 12/15/14 (b)	B3	160
200	Simmons Company, Senior Subordinated Notes, 7.875%, 01/15/14	B2	192
			1,123
Grocery - .05%
125	Pathmark Stores, Inc., Senior Subordinated Notes, 8.75%, 02/01/12	Caa2	125
Healthcare, Education and Childcare - 5.48%
2,675	CHS/Community Health Systems, Inc., Senior Notes, 8.875%, 07/15/15 (g)	B3	2,762
625	CRC Health Corporation, Senior Subordinated Notes, 10.75%, 02/01/16	Caa1	658
575	Fresenius Medical Care Capital Trust IV, 7.875%, 06/15/11	B1	595
3,650	HCA, Inc., Senior Secured Notes, 9.25%, 11/15/16 (g)	B2	3,887
300	HCA, Inc., Senior Secured Notes, 9.625%, 11/15/16 (g)	B2	320
500	IASIS Healthcare LLC, Senior Subordinated Notes, 8.75%, 06/15/14	B3	508
700	Invacare Corporation, Senior Notes, 9.75%, 02/15/15	B2	686
350	Omnicare, Inc., Senior Subordinated Notes, 6.75%, 12/15/13	Ba3	329

1,025	Omnicare, Inc., Senior Subordinated Notes, 6.875%, 12/15/15	Ba3	966
200	Universal Hospital Services, Inc., Senior Secured 8.50%, 06/01/15 (g)	B3	197
450	Universal Hospital Services, Inc., Senior Secured Notes, 8.759%, 06/01/15 (g)	B3	442
550	United Surgical Partners International, Inc., Senior Notes, 9.25%, 05/01/17	Caa1	542
1,175	Vanguard Health Holding Company II, LLC, Senior Subordinated Notes, 9%, 10/01/14	Caa1	1,143
			13,035
Hotels, Motels, Inns and Gaming - 4.69%
1,025	American Casino & Entertainment Properties LLC, Senior Secured Notes, 7.85%, 02/01/12	B3	1,053
475	Chukchansi Economic Development Authority, Senior Notes, 8.859%, 11/15/12 (g)	B2	479
625	Fontainebleau Las Vegas Holdings, LLC, 2nd Mortgage Notes, 10.25%, 06/15/15 (g)	Caa1	582
817	Harrah’s Operating Company, Senior Notes, 5.50%, 07/01/10	Baa3	782
525	Little Traverse Bay Bands of Odawa Indians, Senior Notes, 10.25%, 02/15/14 (g)	B2	536
2,000	MGM MIRAGE, Senior Secured Notes, 8.50%, 09/15/10	Ba2	2,085
1,100	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 8%, 04/01/12	Ba2	1,122
400	MTR Gaming Group, Inc., Senior Notes, 9.75%, 04/01/10	B2	410
375	MTR Gaming Group, Inc., Senior Subordinated Notes, 9%, 06/01/12	B3	371
1,300	Pokagon Gaming Authority, Senior Notes, 10.375%, 06/15/14 (g)	B3	1,427
925	Shingle Springs Tribal Gaming Authority, Senior Secured Notes, 9.375%, 06/15/15 (g)	B3	939
1,400	Wynn Las Vegas LLC, Senior Notes, 6.625%, 12/01/14	B1	1,375
			11,161
Insurance - 1.27%
1,250	Hub International Limited, Senior Notes, 9%, 12/15/14 (g)	B3	1,200
1,000	Hub International Limited, Senior Subordinated Notes, 10.25%, 06/15/15 (g)	Caa1	930
525	USI Holdings Corporation, Senior Notes 9.433%, 11/15/14 (g)	B3	496
425	USI Holdings Corporation, Senior Subordinated Notes, 9.75%, 05/15/15 (g)	Caa1	387
			3,013
Leisure, Amusement and Entertainment - .51%
1,175	Universal City Development Partners, Ltd., Senior Notes, 11.75%, 04/01/10	B1	1,226
Machinery - .82%
1,125	Columbus McKinnon Corporation, Senior Subordinated Notes, 8.875%, 11/01/13	B2	1,167
825	Rental Services Corporation, Senior Notes 9.50%, 12/01/14	Caa1	790
			1,957
Mining, Steel, Iron and Non-Precious Metals - 7.37%
825	Alpha Natural Resources, LLC, Senior Notes, 10%, 06/01/12	B3	866
675	Arch Western Finance LLC, Senior Notes, 6.75%, 07/01/13	B1	667
450	Century Aluminum Company, Senior Notes, 7.50%, 08/15/14	B1	453
1,225	ESCO Corporation, Senior Notes, 8.625%, 12/15/13 (g)	B2	1,204
350	ESCO Corporation, Senior Notes, 9.569%, 12/15/13 (g)	B2	344
1,125	Foundation PA Coal Company, Senior Notes, 7.25%, 08/01/14	Ba3	1,110
1,375	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.25%, 04/01/15	Ba3	1,482
6,300	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375%, 04/01/17	Ba3	6,883
750	Gerdau Ameristeel Corporation, Senior Notes, 10.375%, 07/15/11	Ba2	787
1,000	Gibraltar Industries, Inc., Senior Subordinated Notes, 8%, 12/01/15	Ba3	940
375	Metals USA, Inc., Senior Secured Notes, 11.125%, 12/01/15	B3	401
850	Novelis, Inc., Senior Notes, 7.25%, 02/15/15	B3	825
450	Peabody Energy Corporation, Senior Notes, 7.375%, 11/01/16	Ba1	477
575	Steel Dynamics, Inc., Senior Notes, 6.75%, 04/01/15 (g)	Ba2	555
575	Tube City IMS Corp., Senior Subordinated Notes, 9.75%, 02/01/15	B3	563
			17,557

Oil and Gas - 12.84%
75	AmeriGas Partners, L.P., Senior Notes, 7.125%, 05/20/16	B1	73
1,650	AmeriGas Partners, L.P., Senior Notes, 7.25%, 05/20/15	B1	1,629
875	Bristow Group Inc., Senior Notes, 7.50%, 09/15/17 (g)	Ba2	882
925	Chaparral Energy, Inc., Senior Notes, 8.50%, 12/01/15	Caa1	867
950	CHC Helicopter Corporation, Senior Subordinated Notes, 7.375%, 05/01/14	B1	905
1,975	Chesapeake Energy Corporation, Senior Notes, 6.50%, 08/15/17	Ba2	1,928
1,900	Chesapeake Energy Corporation, Senior Notes, 6.875%, 11/15/20	Ba2	1,871
200	Compagnie Generale De Geophysique-Veritas, Senior Notes, 7.50%, 05/15/15	Ba3	205
1,050	Compagnie Generale De Geophysique-Veritas, Senior Notes, 7.75%, 05/15/17	Ba3	1,081
1,075	Compton Petroleum Finance Corporation, Senior Notes, 7.625%, 12/01/13	B2	1,036
750	Copano Energy, LLC, Senior Notes, 8.125%, 03/01/16	B2	765
725	Denbury Resources, Inc., Senior Subordinated Notes, 7.50%, 04/01/13	B1	743
350	Denbury Resources, Inc., Senior Subordinated Notes, 7.50%, 12/15/15	B1	359
575	Encore Acquisition Company, Senior Subordinated Notes, 6.25%, 04/15/14	B1	535
1,075	Encore Acquisition Company, Senior Subordinated Notes, 7.25%, 12/01/17	B1	1,020
250	Ferrellgas, L.P., Senior Notes, 6.75%, 05/01/14	Ba3	243
1,275	Ferrellgas Partners L.P., Senior Notes, 8.75%, 06/15/12	B2	1,310
1,325	Forest Oil Corp., Senior Notes, 7.25%, 06/15/19 (g)	B1	1,338
1,250	Hilcorp Energy I, L.P., Senior Notes, 7.75%, 11/01/15 (g)	B3	1,219
875	Offshore Logistics, Inc., Senior Notes, 6.125%, 06/15/13	Ba2	853
950	OPTI Canada Inc., Senior Secured Notes, 7.875%, 12/15/14 (g)	B1	950
875	PetroHawk Energy Corporation, Senior Notes, 9.125%, 07/15/13	B3	925
900	Plains Exploration & Production Co., Senior Notes, 7%, 03/15/17	B1	838
525	Range Resources Corporation, Senior Subordinated Notes, 6.375%, 03/15/15	Ba3	514
325	Range Resources Corporation, Senior Subordinated Notes, 7.375%, 07/15/13	Ba3	332
475	Range Resources Corporation, Senior Subordinated Notes, 7.50%, 05/15/16	Ba3	489
825	Range Resources Corporation, Senior Subordinated Notes, 7.50%, 10/01/17	Ba3	844
850	Sabine Pass LNG, L.P., Senior Notes, 7.50%, 11/30/16	Ba3	839
750	Stallion Oilfield Services, Ltd., Senior Notes 9.75%, 02/01/15 (g)	B3	724
750	Stewart & Stevenson LLC, Senior Notes, 10%, 07/15/14	B3	763
175	Venoco, In., Senior Notes, 8.75%, 12/15/11	Caa1	174
175	Williams Companies, Inc., Senior Notes, 7.625%, 07/15/19	Ba2	187
3,100	Williams Companies, Inc., Senior Notes, 8.125%, 03/15/12	Ba2	3,332
825	W & T Offshore, Inc., Senior Notes, 8.25%, 06/15/14 (g)	B3	798
			30,571
Personal, Food and Miscellaneous Services - 4.63%
225	American Greetings Corporation, Senior Notes, 7.375%, 06/01/16	Ba2	213
2,300	ARAMARK Corporation, Senior Notes, 8.856%, 02/01/15	B3	2,329
750	FTD, Inc., Senior Subordinated Notes, 7.75%, 02/15/14	B3	712
800	FTI Consulting, Inc., Senior Notes, 7.625%, 06/15/13	Ba2	826
750	FTI Consulting, Inc., Senior Notes, 7.75%, 10/01/16	Ba2	773
1,100	Mac-Gray Corporation, Senior Notes, 7.625%, 08/15/15	B2	1,096
300	Nielsen Finance LLC, Senior Notes, 10%, 08/01/14	Caa1	318
850	O’Charleys, Inc., Senior Subordinated Notes, 9%, 11/01/13	B1	867
1,550	OSI Restaurant Partners, Inc., Senior Notes, 10%, 06/15/15 (g)	Caa1	1,368
475	Real Mex Restaurants, Inc., Senior Secured Notes, 10%, 04/01/10	Ba2	473
900	Restaurant Company, Senior Notes, 10%, 10/01/13	B3	799
1,200	West Corporation, Senior Subordinated Notes, 11%, 10/15/16	Caa1	1,261
			11,035

Personal Non-Durable Consumer Products - .63%
800	ACCO Brands Corporation, Senior Subordinated Notes, 7.625%, 08/15/15	B2	764
50	Jostens Holding Corporation, Senior Notes, 10.25%, 12/01/13 (b)	B3	46
675	Jostens Intermediate Holding Corp., Senior Subordinated Notes, 7.625%, 10/01/12	B1	687
			1,497
Personal Transportation - .39%
975	Continental Airlines, Inc., Senior Notes, 8.75%, 12/01/11	B3	938
Printing and Publishing - 7.27%
428	Affinity Group Holding, Inc., Senior Notes, 10.875%, 02/15/12 (i)	Caa1	449
850	Affinity Group Inc., Senior Subordinated Notes, 9%, 02/15/12	B3	867
853	CanWest Media Works, Inc., Senior Subordinated Notes, 8%, 09/15/12	B3	840
700	Harland Clarke Holdings Corp., Senior Notes 9.50%, 05/15/15	Caa1	625
525	Harland Clarke Holdings Corp., Senior Notes 10.308%, 05/15/15	Caa1	468
850	Deluxe Corporation, Senior Notes, 7.375%, 06/01/15	Ba2	840
1,137	Dex Media East LLC, Senior Subordinated Notes, 12.125%, 11/15/12	B1	1,215
75	Dex Media, Inc., Senior Notes, 9%, 11/15/13 (b)	B2	71
800	Dex Media West LLC, Senior Subordinated Notes, 9.875%, 08/15/13	B1	852
725	Haights Cross Communications Operating Company, Senior Notes, 11.75%, 08/15/11	Caa2	754
2,725	Idearc, Inc., Senior Notes, 8%, 11/15/16	B2	2,732
375	MediaNews Group, Inc., Senior Subordinated Notes, 6.375%, 04/01/14	B2	275
500	MediaNews Group, Inc., Senior Subordinated Notes, 6.875%, 10/01/13	B2	371
425	Morris Publishing Group, LLC, Senior Subordinated Notes, 7%, 08/01/13	B1	335
1,450	R.H. Donnelley Finance Corporation III, Senior Notes, 8.875%, 01/15/16	B3	1,477
2,100	R.H. Donnelley Inc., Senior Notes, 8.875%, 10/15/17 (g)	B3	2,126
1,900	R.H. Donnelley Inc., Senior Subordinated Notes, 10.875%, 12/15/12	B2	2,026
1,125	Valassis Communications, Inc., Senior Notes, 8.25%, 03/01/15	B3	984
			17,307
Retail Stores - 4.35%
1,000	Alimentation Couche-Tard, Inc., Senior Subordinated Notes, 7.50%, 12/15/13	Ba2	1,017
300	AutoNation, Inc. Senior Notes, 7%, 04/15/14	Ba2	290
550	AutoNation, Inc. Senior Notes, 7.36%, 04/15/13	Ba2	529
875	Bon-Ton Stores Inc., Senior Notes, 10.25%, 03/15/14	B3	816
1,700	GameStop Corp., Senior Notes, 8%, 10/01/12	Ba3	1,772
1,150	Leslie’s Poolmart, Inc., Senior Notes, 7.75%, 02/01/13	B2	1,094
1,400	Nebraska Book Company, Inc., Senior Subordinated Notes, 8.625%, 03/15/12	B3	1,403
1,025	Neiman Marcus Group, Inc., Senior Notes, 9%, 10/15/15	B2	1,092
50	Payless Shoesource, Inc., Senior Subordinated Notes, 8.25%, 08/01/13	B3	49
800	Sally Holdings, LLC, Senior Notes, 9.25%, 11/15/14	B2	812
388	Susser Holdings, LLC, Senior Notes, 10.625%, 12/15/13	B2	400
975	Yankee Candle Company, Inc., Senior Notes, 8.50%, 02/15/15	B3	951
150	Yankee Candle Company, Inc., Senior Subordinated Notes, 9.75%, 02/15/17	Caa1	143
			10,368
Telecommunications - 14.85%
16	American Cellular Corporation, Senior Notes, 10%, 08/01/11	B3	17
475	Broadview Networks Holdings, Inc., Senior Secured Notes, 11.375%, 09/01/12 (g)	B3	493
1,075	Centennial Cellular Operating Co. LLC, Senior Notes, 10.125%, 06/15/13	B2	1,139
725	Centennial Communications Corp., Senior Notes, 10%, 01/01/13	Caa1	765
200	Citizens Communications Company, Senior Notes, 6.25%, 01/15/13	Ba2	196
900	Citizens Communications Company, Senior Notes, 6.625%, 03/15/15	Ba2	889
2,450	Citizens Communications Company, Senior Notes, 7.125%, 03/15/19	Ba2	2,413

1,000	Citizens Communications Company, Senior Notes, 9%, 08/15/31	Ba2	1,020
1,625	Cricket Communications, Inc., Senior Notes, 9.375%, 11/01/14	Caa1	1,651
825	Cricket Communications, Inc., Senior Notes, 9.375%, 11/01/14 (g)	Caa1	838
1,150	Digicel Limited, Senior Notes, 9.25%, 09/01/12 (g)	B3	1,179
900	Digicel Group Limited, Senior Notes, 8.875%, 01/15/15 (g)	Caa2	846
600	Dobson Cellular Systems, Inc., Senior Secured Notes, 9.875%, 11/01/12	B1	650
850	GCI, Inc., Senior Notes, 7.25%, 02/15/14	B1	788
850	iPCS, Inc., Senior Secured Notes, 7.48%, 05/01/13 (g)	B1	825
825	iPCS, Inc., Senior Secured Notes, 8.606%, 05/01/14 (g)	Caa1	800
192	Level 3 Communications, Inc., Subordinated Notes, 6%, 09/15/09	Caa3	180
183	Level 3 Communications, Inc., Subordinated Notes, 6%, 03/15/10	Caa3	170
1,575	MetroPCS Wireless, Inc., Senior Notes, 9.25%, 11/01/14 (g)	Caa1	1,610
800	MetroPCS Wireless, Inc., Senior Notes, 9.25%, 11/01/14 (g)	Caa1	818
1,750	Nordic Telephone Company Holdings ApS., Senior Notes, 8.875%, 05/01/16 (g)	B2	1,831
800	Qwest Corporation, Senior Notes, 6.50%, 06/01/17 (g)	Ba1	784
1,250	Qwest Corporation, Senior Notes, 7.50%, 10/01/14	Ba1	1,302
500	Qwest Corporation, Senior Notes, 7.875%, 09/01/11	Ba1	526
975	Qwest Corporation, Senior Notes, 8.875%, 03/15/12	Ba1	1,065
825	Qwest Corporation, Senior Notes, 8.944%, 06/15/13	Ba1	879
975	Rogers Wireless Inc., Senior Subordinated Notes, 8%, 12/15/12	Ba1	1,021
1,950	Rural Cellular Corporation, Senior Secured Notes, 8.25%, 03/15/12	Ba3	2,033
325	Rural Cellular Corporation, Senior Subordinated Notes, 11.106%, 11/01/12	Caa2	338
75	Syniverse Technologies, Inc., Senior Subordianted Notes, 7.75%, 08/15/13	B2	70
625	Time Warner Telecom Holdings, Inc., Senior Notes, 9.25%, 02/15/14	B3	650
1,075	Triton PCS, Inc., Senior Notes 8.50%, 06/01/13	Caa2	1,129
500	Valor Telecommunications Enterprise, LLC, Senior Notes, 7.75%, 02/15/15	Baa3	525
1,525	Wind Acquistion Finance S.A., Senior Notes, 10.75%, 12/01/15 (g)	B2	1,662
3,850	Windstream Corporation, Senior Notes, 8.625%, 08/01/16	Ba3	4,148
100	Windstream Corporation, Senior Notes, 7%, 03/15/19	Ba3	98
			35,348
Textiles and Leather - .57%
500	AGY Holding Corp., Senior Secured Notes, 11%, 11/15/14 (g)	B2	499
100	Interface, Inc., Senior Subordinated Notes, 9.50%, 02/01/14	B3	104
760	Rafaella Apparel Group, Inc., Senior Secured Notes, 11.25%, 06/15/11	B2	745
			1,348
Utilities - 8.75%
1,075	AES Corporation, Senior Notes, 9.375%, 09/15/10	B1	1,137
2,150	AES Corporation, Senior Secured Notes, 9%, 05/15/15 (g)	Ba3	2,268
1,050	Allegheny Energy Supply Company, LLC, Senior Notes, 8.25%, 04/15/12 (g)	Ba1	1,124
1,350	Dynegy Holdings Inc., Senior Notes 7.50%, 06/01/15 (g)	B2	1,303
1,875	Dynegy Holdings Inc., Senior Notes 7.75%, 06/01/19 (g)	B2	1,805
775	Mirant North America, LLC, Senior Notes, 7.375%, 12/31/13	B2	791
1,275	NRG Energy, Inc., Senior Notes, 7.25%, 02/01/14	B1	1,281
4,800	NRG Energy, Inc., Senior Notes, 7.375%, 02/01/16	B1	4,818
1,650	Orion Power Holdings, Inc., Senior Notes, 12%, 05/01/10	B2	1,807
800	Reliant Energy, Inc., Senior Notes, 7.625%, 06/15/14	B3	808

650	Reliant Energy, Inc., Senior Notes, 7.875%, 06/15/17	B3	660
225	Sierra Pacific Resources, Senior Notes, 7.803%, 06/15/12	B1	233
2,050	Sierra Pacific Resources, Senior Notes, 8.625%, 03/15/14	B1	2,170
600	UtiliCorp Canada Financial Corp., Senior Notes, 7.75%, 06/15/11	Ba3	634
			20,839
	Total Corporate Debt Securities (Total cost of $302,326)		301,324

BANK DEBT SECURITIES - 7.52% (d)
Broadcasting and Entertainment - 1.30%
750	Cengage Learning, Inc., 7.95%, 07/15/14 (h)	B1	727
750	Local TV Finance, LLC, 7.31%, 05/07/13 (h)	B2	714
1,750	Univision Communications, Inc., 7.61%, 09/15/14 (h)	Ba3	1,654
			3,095
Chemicals, Plastics and Rubber - .21%
495	Lyondell Chemical Company, 6.856%, 08/16/13 (h)	Ba3	491

Diversified/Conglomerate Service - .10%
250	Education Management LLC, 7.125%, 06/01/13 (h)	B2	241

Electronics - .50%
744	Infor Enterprise Solutions Holdings, Inc., 8.95%, 07/28/12 (h)	B3	718
500	Infor Global Solutions, Inc., 11.448%, 03/15/14 (h)	Caa2	478
			1,196
Healthcare, Education and Childcare - .61%
1,500	Laureate Education, Inc., 8.729%, 08/17/14 (h)	B1	1,453

Hotels, Motels, Inns and Gaming - .30%
750	Fontainebleau Las Vegas, LLC, 8.948%, 06/06/14 (h)	B2	714

Leisure, Amusement and Entertainment - .40%
1,000	Town Sports International LLC, 7.50%, 08/27/13 (h)	Ba2	947

Oil and Gas - 1.54%
500	Dresser, Inc., 11.129%, 05/04/15 (h)	B3	490
250	Hercules Offshore, Inc., 7.11%, 07/11/13 (h)	Ba3	245
1,500	SandRidge Energy, Inc., 8.625%, 04/01/15 (h)	B3	1,478
750	SandRidge Energy, Inc., 8.985%, 04/01/14 (h)	B3	743
750	Stallion Oilfield Services LTD, 10.165%, 08/01/12 (h)	B3	728
			3,684
Personal, Food and Miscellaneous Services - .10%
250	OSI Restaurant Partners LLC, 7.293%, 05/09/14 (h)	Ba3	239

Printing and Publishing - .20%
500	Penton Media, Inc., 7.606%, 02/01/13 (h)	B1	474

Retail Stores - .31%
750	Neiman Marcus Group, Inc., 7.448%, 04/08/13 (h)	Ba3	738

Telecommunications - 1.02%
1,741	MetroPCS Wireless, Inc., 7.579%, 11/03/13 (h)	B3	1,715
750	Trilogy International Partners LLC, 8.86%, 06/27/12 (h)	B2	726
			2,441
Utilities - .93%
2,000	NRG Energy, Inc., 7.11%, 02/01/13 (h)	Ba1	1,959
250	NRG Energy, Inc., 7.86%, 02/01/14 (h)	B2	244
			2,203
	Total Bank Debt Securities (Total cost of $18,341)		17,916

Shares
PREFERRED STOCK - .84% (d)
Automobile - .62%
60,000	General Motors Corporation, Senior Convertible, Series C, Preferred Stock, 6.25%	Caa1	1,470

Banking - 0.00%
57,935	WestFed Holdings, Inc., Cumulative, Series A, Preferred Stock, 15.50% (a)(c)	(e)	—

Broadcasting and Entertainment - .22%
483	Spanish Broadcasting System, Inc., Series B, Preferred Stock, 10.75%	B3	522

	Total Preferred Stock (Total cost of $6,891)		1,992

COMMON STOCK and WARRANTS - .32% (d)
32,675	B&G Foods, Inc., Enhanced Income Security		677
27,474	WestFed Holdings, Inc., Common Stock (a)(c)		—
10,052	WKI Holding Company, Inc., Common Stock (c)(f)(h)		90

	Total Common Stock and Warrants (Total cost of $2,980)		767

Principal Amount
SHORT-TERM INVESTMENTS - 18.35% (d)
1,000	Alpine Securitization Corp., Commercial Paper, Due 10/04/07, Discount of 5.30%	P-1	1,000
1,000	Alpine Securitization Corp., Commercial Paper, Due 10/09/07, Discount of 5.47%	P-1	999
1,000	Atlantic Asset Securitization LLC, Commercial Paper, Due 10/15/07, Discount of 6.05%	P-1	998
2,000	BP Capital Markets plc, Commercial Paper, Due 11/20/07, Discount of 4.77% (g)	P-1	1,987
1,000	Bryant Park Funding LLC, Commercial Paper, Due 10/18/07, Discount of 5.20% (g)	P-1	998
1,000	CAFCO, LLC, Commercial Paper, Due 10/17/07, Discount of 5.50%	P-1	997
1,000	Chariot Funding LLC, Commercial Paper, Due 10/12/07, Discount of 5.55% (g)	P-1	998
1,000	CIESCO, LLC, Commercial Paper, Due 11/02/07, Discount of 6.25%	P-1	994
1,000	Cornell University, NY, Commercial Paper, Due 10/11/07, Discount of 5.45%	P-1	998
1,000	CRC Funding, LLC, Commercial Paper, Due 11/05/07, Discount of 5.27%	P-1	995
1,000	DaimlerChrysler Revolving Auto Conduit LLC, Commercial Paper, Due 10/24/07, Discount of 5.22%	P-1	997
2,237	Danske Corporation, Commercial Paper, Due 12/19/07, Discount of 5.05%	P-1	2,212
2,000	Electricite de France, Commercial Paper, Due 10/22/07, Discount of 4.82%	P-1	1,994
1,000	Fairway Finance Company LLC, Commercial Paper, Due 10/26/07, Discount of 5.21%	P-1	996
1,000	Falcon Asset Securitization Corporation, Commercial Paper, Due 10/02/07, Discount of 5.30%	P-1	1,000
2,000	Hartford Financial Services Group, Commercial Paper, Due 12/10/07, Discount of 4.83% (g)	P-1	1,981
1,000	HBOS Treasury Service Sydney, Commercial Paper, Due 10/11/07, Discount of 5.00%	P-1	999
2,000	Hewlett-Packard Company, Commercial Paper, Due 10/26/07, Discount of 4.81% (g)	P-1	1,993
1,000	Jupiter Securitization Corporation, Commercial Paper, Due 10/22/07, Discount of 5.15% (g)	P-1	997
2,000	Kimberley-Clark Worldwide, Inc., Commercial Paper, Due 10/16/07, Discount of 4.77%	P-1	1,996
1,000	Kitty Hawk Funding Corp., Commercial Paper, Due 10/10/07, Discount of 5.70% (g)	P-1	999
1,008	MassMutual Funding LLC, Commercial Paper, Due 10/16/07, Discount of 4.83% (g)	P-1	1,006
1,000	Morgan Stanley Dean Witter, Commercial Paper, Due 11/19/07, Discount of 5.50%	P-1	992

1,000	Nestle Finance France S.A., Commercial Paper, Due 10/12/07, Discount of 4.77%	P-1	999
1,598	NSTAR, Commercial Paper, Due 10/01/07, Discount of 4.80% (g)	P-1	1,598
1,000	Old Line Funding LLC, Commercial Paper, Due 10/03/07, Discount of 5.65%	P-1	1,000
2,000	PACCAR Financial Corporation, Commercial Paper, Due 10/09/07, Discount of 4.75%	P-1	1,998
1,000	Park Avenue Receivables Company LLC, Commercial Paper, Due 10/18/07, Discount of 5.50% (g)	P-1	997
2,000	Queensland Treasury Corporation, Commercial Paper, Due 11/19/07, Discount of 4.80%	P-1	1,987
2,000	Rabobank USA Financial Corporation, Commercial Paper, Due 10/04/07, Discount of 4.80%	P-1	1,999
1,000	Siemens Capital Company, LLC, Commercial Paper, Due 10/17/07, Discount of 4.80% (g)	P-1	998
1,000	Solitaire Funding Limited, Commercial Paper, Due 10/30/07, Discount of 5.16% (g)	P-1	996
1,000	Variable Funding Capital Corporation, Commercial Paper, Due 10/05/07, Discount of 5.75%	P-1	999
1,000	Yorktown Capital, LLC, Commercial Paper, Due 10/22/07, Discount of 5.12%	P-1	997

	Total Short-Term Investments (Total cost of $43,694)		43,694

	TOTAL INVESTMENTS (Total cost of $374,232)		$365,693

(a)	Denotes issuer is in bankruptcy proceedings. Income is not being accrued.

(b)	Securities are step interest bonds. Interest on these bonds accrues based on the effective interest method which results in a constant rate of interest being recognized.

(c)	Security is valued at fair value using methods determined by the Board of Directors. The total value of these securities at September 30, 2007 was $90.

(d)	Percentages indicated are based on total net assets to common shareholders of $238,088.

(e)	Not rated.

(f)	Non-income producing.

(g)

Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Unless otherwise noted, 144A Securities are deemed to be liquid. See Note 1of the Note to Schedule of Investments for vaulation policy. Total market value of Rule 144A securities amounted to $84,042 as of September 30, 2007.

(h)

Restricted as to public resale. At the date of acquisition, these securities were valued at cost. The total value of restricted securities owned at September 30, 2007 was $18,006 or 7.56% of total net assets to common shareholders.

(i)	Pay-In-Kind Security

Note 1 to Schedule of Investments - September 30, 2007 (Unaudited)

Significant Accounting and Other Policies

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund commenced operations on February 26, 1988. The investment objective of the Fund is to provide high current income while seeking to preserve stockholders’ capital through investment in a professionally managed, diversified portfolio of “high yield” fixed-income securities.

The Fund invests primarily in fixed maturity corporate debt securities that are rated less than investment grade.  Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a Fund that is more diversified.  See the schedule of investments for information on individual securities as well as industry diversification and credit quality ratings.

Valuation of Investments—Investments for which market quotations are readily available are stated at market value, which is determined by using the most recently quoted bid price provided by an independent pricing service or principal market maker.  Independent pricing services provide market quotations based primarily on quotations from dealers and brokers, market transactions, accessing data from quotations services, offering sheets obtained from dealers and various relationships between securities. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Following procedures approved by the Board of Directors, investments for which market quotations are not readily available (primarily fixed-income corporate bonds and notes) are stated at fair value on the basis of subjective valuations furnished by securities dealers and brokers. Other investments, for which market quotations are not readily available with a cost of approximately $7,214,000 and a value of $90,000, are valued in good faith at fair market value using methods determined by the Board of Directors.

Securities Transactions and Net Investment Income—Securities transactions are recorded on trade date. Interest income is accrued on a daily basis. Discount on short-term investments is amortized to investment income. Premiums or discounts on corporate debt securities are amortized based on the interest method, for financial reporting purposes. All income on original issue discount and step interest bonds is accrued based on the effective interest method. The Fund does not amortize market premiums or discounts for tax purposes. Dividend payments received in the form of additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

Item 2.

(a)   The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.

Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The New America High Income Fund, Inc

By (Signature and Title)		/s/ Robert F. Birch
Robert F. Birch
President

Date	November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Robert F. Birch
Robert F. Birch
President

Date	November 27, 2007

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
Treasurer

Date	November 27, 2007